Note 19 - Tax assets and liabilities - Tax recognized in total equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Securities [Member]
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity Line Items
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity	€ (355)	€ (533)	€ (593)
Equity instruments [Member]
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity Line Items
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity	(74)	(2)	113
Subtotal [Member]
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity Line Items
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity	(429)	(535)	(480)
Total [Member]
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity Line Items
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity	€ (429)	€ (535)	€ (480)